Note 18 - Non-Cash Transactions (Details) - Non-cash Investing Activities In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Non-cash Investing Activities [Abstract]
Considerations payable in connection with acquisition of subsidiaries	96
Considerations payable in connection with other investment	3,030			3,720
Payables for addition of office equipment, furniture and fixtures	38,537
Subscription receivables from employee companies(Note 2(m) & Note 12)		$ 41,500	257,491